UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS



THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                         CONSERVATIVE INDEX FUND
                                                      APRIL 30, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 100.3%

                                                            SHARES      VALUE
                                                           -------   -----------
BEAR MARKET - 17.8%
   ProShares Short S&P 500                                   1,449   $   101,879
   ProShares UltraShort Consumer Services                      876        57,544
   ProShares UltraShort MSCI EAFE                              180        14,890
                                                                     -----------
                                                                         174,313
                                                                     -----------
CURRENCY - 15.6%
   CurrencyShares Japanese Yen Trust                           443        44,690
   WisdomTree Dreyfus China Yuan Fund                        4,219       107,711
                                                                     -----------
                                                                         152,401
                                                                     -----------
EMERGING MARKET BONDS - 1.7%
   iShares JPMorgan USD Emerging Markets Bond
      Fund                                                     178        16,308
                                                                     -----------
LARGE BLEND - 5.9%
   iShares S&P 1500 Index Fund                                 126         4,950
   iShares S&P 500 Index Fund                                  462        40,531
   SPDR Trust Series 1                                         141        12,345
                                                                     -----------
                                                                          57,826
                                                                     -----------
LARGE GROWTH - 6.2%
   Internet HOLDRs Trust                                     1,527        61,217
                                                                     -----------
MISCELLANEOUS - 9.1%
   Retail HOLDRs Trust                                       1,100        88,924
                                                                     -----------
MUNICIPAL CALIFORNIA LONG - 4.8%
   iShares S&P California Municipal Bond Fund                  450        47,138
                                                                     -----------
MUNICIPAL NATIONAL INTERMEDIATE - 2.6%
   Market Vectors - Barclays AMT-Free
      Intermediate Municipal ETF                             1,243        25,929
                                                                     -----------
MUNICIPAL NATIONAL LONG - 7.8%
   iShares S&P National Municipal Bond Fund                    747        75,948
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                         CONSERVATIVE INDEX FUND
                                                      APRIL 30, 2009 (UNAUDITED)

EXCHANGE TRADED FUNDS - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
MUNICIPAL NATIONAL SHORT - 5.5%
   Market Vectors - Barclays AMT-Free Short
      Municipal ETF                                          3,177   $    54,104
                                                                     -----------
SHORT-TERM BOND - 5.0%
   iShares Barclays 1-3 Year Credit Bond Fund                  489        49,365
                                                                     -----------
SPECIALTY COMMUNICATIONS - 6.4%
   iShares Dow Jones US Telecommunications Sector
      Index Fund                                             3,653        62,905
                                                                     -----------
SPECIALTY TECHNOLOGY - 3.5%
   Semiconductor HOLDRs Trust                                1,660        33,980
                                                                     -----------
ULTRASHORT BOND - 8.4%
   WisdomTree US Short Term Government Income
      Fund                                                   3,305        82,757
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $982,059)                                                    983,115
                                                                     -----------
SHORT-TERM INVESTMENT - 18.5%
   Fidelity Money Management Fund,
      Institutional Class, 0.890% (A)
      (Cost $181,474)                                      181,474       181,474
                                                                     -----------
   TOTAL INVESTMENTS - 118.8%
      (Cost $1,161,632) +                                            $ 1,164,589
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $979,913.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

AMT       - ALTERNATIVE MINIMUM TAX
ETF       - EXCHANGE TRADED FUND
HOLDR     - HOLDING COMPANY DEPOSITORY RECEIPTS
MSCI EAFE - MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR
            EAST
SPDR      - STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,163,533, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $22,219 AND $(21,163), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HWM-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                             MODERATE INDEX FUND
                                                      APRIL 30, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 100.0%

                                                            SHARES      VALUE
                                                           -------   -----------
BEAR MARKET - 20.6%
   ProShares Short S&P 500                                  16,638   $ 1,169,818
   ProShares UltraShort Consumer Services                    7,616       500,295
   ProShares UltraShort MSCI EAFE                            1,427       118,041
                                                                     -----------
                                                                       1,788,154
                                                                     -----------
CURRENCY - 14.0%
   CurrencyShares Japanese Yen Trust                         3,161       318,882
   WisdomTree Dreyfus China Yuan Fund                       35,114       896,460
                                                                     -----------
                                                                       1,215,342
                                                                     -----------
LARGE BLEND - 1.9%
   iShares S&P US Preferred Stock Index Fund                 6,203       165,620
                                                                     -----------
LARGE GROWTH - 8.3%
   Internet HOLDRs Trust                                    18,026       722,662
                                                                     -----------
MISCELLANEOUS - 9.4%
   Retail HOLDRs Trust                                      10,045       812,038
                                                                     -----------
MUNICIPAL CALIFORNIA LONG - 6.4%
   iShares S&P California Municipal Bond Fund                5,285       553,604
                                                                     -----------
MUNICIPAL NATIONAL INTERMEDIATE - 4.2%
   Market Vectors - Barclays AMT-Free
      Intermediate Municipal ETF                            17,353       361,984
                                                                     -----------
MUNICIPAL NATIONAL LONG - 9.7%
   iShares S&P National Municipal Bond Fund                  8,314       845,284
                                                                     -----------
MUNICIPAL NATIONAL SHORT - 6.1%
   Market Vectors - Barclays AMT-Free
      Short Municipal ETF                                   30,938       526,874
                                                                     -----------
SHORT-TERM BOND - 4.7%
   iShares Barclays 1-3 Year Credit Bond Fund                4,017       405,516
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                             MODERATE INDEX FUND
                                                      APRIL 30, 2009 (UNAUDITED)

EXCHANGE TRADED FUNDS - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
SPECIALTY COMMUNICATIONS - 8.7%
   iShares Dow Jones US Telecommunications Sector
      Index Fund                                            43,727   $   752,979
                                                                     -----------
SPECIALTY TECHNOLOGY - 3.9%
   Semiconductor HOLDRs Trust                               16,610       340,007
                                                                     -----------
ULTRASHORT BOND - 2.1%
   WisdomTree US Short Term Government Income
      Fund                                                   7,421       185,822
                                                                     -----------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $8,674,944)                                                   8,675,886
                                                                     -----------
SHORT-TERM INVESTMENT - 10.5%
   Fidelity Money Management Fund,
      Institutional Class, 0.890% (A)
      (Cost $908,876)                                      908,876       908,876
                                                                     -----------
   TOTAL INVESTMENTS - 110.5%
      (Cost $9,563,087) +                                            $ 9,584,762
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $8,673,550.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

AMT       - ALTERNATIVE MINIMUM TAX
ETF       - EXCHANGE TRADED FUND
HOLDR     - HOLDING COMPANY DEPOSITORY RECEIPTS
MSCI EAFE - MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR
            EAST

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,583,820, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $217,513 AND $(216,571), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HWM-QH-003-0400

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                               GROWTH INDEX FUND
                                                      APRIL 30, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 99.3%

                                                            SHARES      VALUE
                                                           -------   -----------
BEAR MARKET - 32.4%
   ProShares Short S&P 500                                  59,921   $ 4,213,046
   ProShares UltraShort Consumer Services                    8,477       556,854
   ProShares UltraShort MSCI EAFE                            2,104       174,043
                                                                     -----------
                                                                       4,943,943
                                                                     -----------
LARGE BLEND - 6.0%
   iShares S&P US Preferred Stock Index Fund                34,136       911,431
                                                                     -----------
LARGE GROWTH - 12.4%
   Internet HOLDRs Trust                                    47,047     1,886,114
                                                                     -----------
MISCELLANEOUS - 3.1%
   Retail HOLDRs Trust                                       5,755       465,234
                                                                     -----------
MUNICIPAL CALIFORNIA LONG - 8.4%
   iShares S&P California Municipal Bond Fund               12,215     1,279,521
                                                                     -----------
MUNICIPAL NATIONAL INTERMEDIATE - 9.0%
   Market Vectors - Barclays AMT-Free
      Intermediate Municipal ETF                            65,688     1,370,252
                                                                     -----------
MUNICIPAL NATIONAL LONG - 11.0%
   iShares S&P National Municipal Bond Fund                 16,521     1,679,690
                                                                     -----------
MUNICIPAL NATIONAL SHORT - 4.9%
   Market Vectors - Barclays AMT-Free
      Short Municipal ETF                                   39,677       675,699
   SPDR Barclays Capital Short Term Municipal
      Bond ETF                                               3,181        75,708
                                                                     -----------
                                                                         751,407
                                                                     -----------
SPECIALTY COMMUNICATIONS - 8.7%
   iShares Dow Jones US Telecommunications Sector
      Index Fund                                            77,488     1,334,344
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                               GROWTH INDEX FUND
                                                      APRIL 30, 2009 (UNAUDITED)

EXCHANGE TRADED FUNDS - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
SPECIALTY TECHNOLOGY - 3.4%
   Semiconductor HOLDRs Trust                               25,630   $   524,646
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $15,124,639)                                              15,146,582
                                                                     -----------
SHORT-TERM INVESTMENT - 4.5%
   Fidelity Money Management Fund,
      Institutional Class, 0.890% (A)
      (Cost $689,506)                                      689,506       689,506
                                                                     -----------
   TOTAL INVESTMENTS - 103.8%
      (Cost $15,810,217) +                                           $15,836,088
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $15,254,305.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

AMT       - ALTERNATIVE MINIMUM TAX
ETF       - EXCHANGE TRADED FUND
HOLDR     - HOLDING COMPANY DEPOSITORY RECEIPTS
MSCI EAFE - MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR
            EAST
SPDR      - STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $15,814,145, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $503,809 AND $(481,866), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HWM-QH-002-0400

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                      APRIL 30, 2009 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The SmartGrowth Funds (the "Funds") adopted SFAS No. 157 on August 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds' have the ability to access at the measurement date;

     - Level 2 - Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at April 30, 2009:

               INVESTMENTS IN SECURITIES                    LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
               -------------------------                  -----------   -------   -------   -----------
SmartGrowth(R) LipperTM Optimal Conservative Index Fund   $ 1,164,589     $--       $--     $ 1,164,589
SmartGrowth(R) LipperTM Optimal Moderate Index Fund         9,584,762      --        --       9,584,762
SmartGrowth(R) LipperTM Optimal Growth Index Fund          15,836,088      --        --      15,836,088

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and
                                        Chief Financial Officer

Date: June 29, 2009